Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details)	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Period End [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate translation	7.2706	7.1178
Average [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate translation	7.2681		7.1754